RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Income (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase per Statements of Changes in Net Assets Available for Benefits	$ 21,514,058	$ 8,669,934
Adjustment for deemed distributed loans	(2,443)	(20,963)
Net income per Form 5500	$ 21,511,615	$ 8,648,971